Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Assets
Cash and due from banks	$ 7,420	$ 6,874	$ 8,556	$ 5,674	$ 5,633	$ 5,931
Interest-bearing deposits with banks	81,621		137,294
Trading loans, securities, and other	158,605		143,726
Non-trading financial assets at fair value through profit or loss	7,869		10,946
Derivatives	71,081		103,873
Financial assets designated at fair value through profit or loss	5,440		5,039
Financial assets at fair value through other comprehensive income	69,719		69,675
Debt securities at amortized cost, net of allowance for credit losses	304,455		342,774
Securities purchased under reverse repurchase agreements	201,517		160,167
Loans
Residential mortgages	309,689		293,924
Consumer installment and other personal	211,700		206,152
Credit card	37,719		36,010
Business and government	315,478		301,389
Total loans	874,586		837,475
Allowance for loan losses	(6,784)		(6,432)
Loans, net of allowance for loan losses	867,802		831,043
Customers' liability under acceptances	19,614		19,733
Investment in Schwab	8,758		8,088
Goodwill	17,804		17,656			$ 16,232
Other intangibles	2,730		2,303
Land, buildings, equipment, and other depreciable assets	9,191		9,400
Deferred tax assets	3,291		2,193
Amounts receivable from brokers, dealers, and clients	23,248		19,760
Other assets	26,910		25,302
Total assets	1,887,075		1,917,528
Liabilities
Trading deposits	28,321		23,805
Derivatives	63,141		91,133
Securitization liabilities at fair value	13,597		12,612
Financial liabilities designated at fair value through profit or loss	183,187		162,786
Deposits
Personal	614,228		660,838
Banks	32,929		38,263
Business and government	512,342		530,869
Total deposits, other than trading	1,159,499		1,229,970
Acceptances	19,614		19,733
Obligations related to securities sold short	45,154		45,505
Obligations related to securities sold under repurchase agreements	163,710		128,024
Securitization liabilities at amortized cost	14,336		15,072
Amounts payable to brokers, dealers, and clients	20,337		25,195
Insurance-related liabilities	7,486		7,468
Other liabilities	44,762		33,552
Subordinated notes and debentures	11,267		11,290
Equity	112,664		111,383
Total liabilities and equity	1,887,075		1,917,528
Off-balance sheet commitments
Total off-balance sheet commitments	339,551		295,303
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	334,472		290,064
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,728		3,148
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,351		2,091
Not later than one month [member]
Assets
Cash and due from banks	7,050		8,556
Interest-bearing deposits with banks	51,980		135,855
Trading loans, securities, and other	7,893		4,601
Non-trading financial assets at fair value through profit or loss	38		111
Derivatives	6,919		14,436
Financial assets designated at fair value through profit or loss	352		229
Financial assets at fair value through other comprehensive income	1,597		2,117
Debt securities at amortized cost, net of allowance for credit losses	1,656		2,333
Securities purchased under reverse repurchase agreements	131,053		113,845
Loans
Residential mortgages	1,146		672
Consumer installment and other personal	1,073		543
Business and government	38,658		33,836
Total loans	40,877		35,051
Loans, net of allowance for loan losses	40,877		35,051
Customers' liability under acceptances	13,990		16,002
Amounts receivable from brokers, dealers, and clients	23,245		19,719
Other assets	6,942		4,726
Total assets	293,592		357,581
Liabilities
Trading deposits	1,103		4,038
Derivatives	8,796		12,560
Securitization liabilities at fair value			36
Financial liabilities designated at fair value through profit or loss	35,617		18,718
Deposits
Personal	5,933		4,551
Banks	12,915		22,153
Business and government	21,724		34,236
Total deposits, other than trading	40,572		60,940
Acceptances	13,990		16,002
Obligations related to securities sold short	1,849		1,418
Obligations related to securities sold under repurchase agreements	141,834		118,278
Amounts payable to brokers, dealers, and clients	20,337		25,155
Insurance-related liabilities	151		146
Other liabilities	13,993		14,587
Total liabilities and equity	278,242		271,878
Off-balance sheet commitments
Total off-balance sheet commitments	26,204		19,336
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,039		19,249
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	165		87
Later than one month and not later than three months [member]
Assets
Cash and due from banks	370
Interest-bearing deposits with banks	223		197
Trading loans, securities, and other	6,379		4,876
Non-trading financial assets at fair value through profit or loss	10
Derivatives	8,620		16,306
Financial assets designated at fair value through profit or loss	232		777
Financial assets at fair value through other comprehensive income	2,242		2,401
Debt securities at amortized cost, net of allowance for credit losses	3,394		3,607
Securities purchased under reverse repurchase agreements	33,026		15,050
Loans
Residential mortgages	3,728		2,327
Consumer installment and other personal	2,329		1,027
Business and government	10,550		7,398
Total loans	16,607		10,752
Loans, net of allowance for loan losses	16,607		10,752
Customers' liability under acceptances	5,621		3,712
Land, buildings, equipment, and other depreciable assets	7
Amounts receivable from brokers, dealers, and clients			41
Other assets	1,596		1,262
Total assets	78,327		58,981
Liabilities
Trading deposits	3,679		2,227
Derivatives	7,914		16,189
Securitization liabilities at fair value	906		1,245
Financial liabilities designated at fair value through profit or loss	36,735		21,893
Deposits
Personal	8,616		6,872
Banks	2,769		453
Business and government	16,906		17,779
Total deposits, other than trading	28,291		25,104
Acceptances	5,620		3,712
Obligations related to securities sold short	1,910		2,125
Obligations related to securities sold under repurchase agreements	14,351		6,553
Securitization liabilities at amortized cost	1,799		595
Amounts payable to brokers, dealers, and clients			40
Insurance-related liabilities	296		296
Other liabilities	8,304		2,417
Total liabilities and equity	109,805		82,396
Off-balance sheet commitments
Total off-balance sheet commitments	35,719		22,828
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	35,524		22,494
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	195		208
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			126
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks	123		143
Trading loans, securities, and other	3,503		5,310
Non-trading financial assets at fair value through profit or loss			222
Derivatives	6,220		7,870
Financial assets designated at fair value through profit or loss	459		235
Financial assets at fair value through other comprehensive income	1,275		1,531
Debt securities at amortized cost, net of allowance for credit losses	4,565		7,082
Securities purchased under reverse repurchase agreements	22,892		17,977
Loans
Residential mortgages	4,950		5,585
Consumer installment and other personal	2,980		2,480
Business and government	11,827		10,693
Total loans	19,757		18,758
Loans, net of allowance for loan losses	19,757		18,758
Customers' liability under acceptances	3		16
Land, buildings, equipment, and other depreciable assets	11		2
Other assets	1,089		6,537
Total assets	59,897		65,683
Liabilities
Trading deposits	2,548		4,390
Derivatives	5,319		8,764
Securitization liabilities at fair value	472		216
Financial liabilities designated at fair value through profit or loss	48,918		52,501
Deposits
Personal	21,622		10,173
Banks	5,956		51
Business and government	7,415		10,095
Total deposits, other than trading	34,993		20,319
Acceptances	4		16
Obligations related to securities sold short	1,867		1,611
Obligations related to securities sold under repurchase agreements	4,265		2,382
Securitization liabilities at amortized cost	525		390
Insurance-related liabilities	445		439
Other liabilities	7,243		2,006
Total liabilities and equity	106,599		93,034
Off-balance sheet commitments
Total off-balance sheet commitments	24,604		22,731
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,438		22,536
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	327		177
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	839		18
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	4,560		4,477
Non-trading financial assets at fair value through profit or loss	467		685
Derivatives	3,003		5,155
Financial assets designated at fair value through profit or loss	222		391
Financial assets at fair value through other comprehensive income	982		3,367
Debt securities at amortized cost, net of allowance for credit losses	3,873		14,706
Securities purchased under reverse repurchase agreements	9,962		9,745
Loans
Residential mortgages	5,934		9,122
Consumer installment and other personal	2,574		4,002
Business and government	13,845		10,854
Total loans	22,353		23,978
Loans, net of allowance for loan losses	22,353		23,978
Customers' liability under acceptances			3
Land, buildings, equipment, and other depreciable assets	7		2
Other assets	3,498		232
Total assets	48,927		62,741
Liabilities
Trading deposits	3,241		1,740
Derivatives	3,332		5,230
Securitization liabilities at fair value	345		447
Financial liabilities designated at fair value through profit or loss	32,250		45,442
Deposits
Personal	19,442		10,394
Business and government	21,633		17,173
Total deposits, other than trading	41,075		27,567
Acceptances			3
Obligations related to securities sold short	1,060		1,257
Obligations related to securities sold under repurchase agreements	2,608		545
Securitization liabilities at amortized cost	355		609
Insurance-related liabilities	445		439
Other liabilities	1,227		1,050
Total liabilities and equity	85,938		84,329
Off-balance sheet commitments
Total off-balance sheet commitments	19,868		19,764
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,648		19,326
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	220		234
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			204
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	3,723		4,055
Non-trading financial assets at fair value through profit or loss	706
Derivatives	2,675		4,575
Financial assets designated at fair value through profit or loss	608		243
Financial assets at fair value through other comprehensive income	4,954		1,712
Debt securities at amortized cost, net of allowance for credit losses	15,531		4,678
Securities purchased under reverse repurchase agreements	2,852		3,240
Loans
Residential mortgages	10,936		9,115
Consumer installment and other personal	4,261		3,430
Business and government	11,335		14,245
Total loans	26,532		26,790
Loans, net of allowance for loan losses	26,532		26,790
Land, buildings, equipment, and other depreciable assets	14		2
Amounts receivable from brokers, dealers, and clients	3
Other assets	151		274
Total assets	57,749		45,569
Liabilities
Trading deposits	3,472		1,758
Derivatives	2,692		3,531
Securitization liabilities at fair value	1,186		899
Financial liabilities designated at fair value through profit or loss	28,307		23,331
Deposits
Personal	14,705		11,801
Banks			13
Business and government	10,715		8,234
Total deposits, other than trading	25,420		20,048
Obligations related to securities sold short	1,666		1,312
Obligations related to securities sold under repurchase agreements	355		188
Securitization liabilities at amortized cost	1,078		1,812
Insurance-related liabilities	481		481
Other liabilities	633		761
Total liabilities and equity	65,290		54,121
Off-balance sheet commitments
Total off-balance sheet commitments	20,399		18,265
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,854		18,060
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	201		205
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	344
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	11,530		12,910
Non-trading financial assets at fair value through profit or loss	2,710		4,071
Derivatives	10,069		10,622
Financial assets designated at fair value through profit or loss	930		610
Financial assets at fair value through other comprehensive income	8,996		6,415
Debt securities at amortized cost, net of allowance for credit losses	21,021		29,069
Securities purchased under reverse repurchase agreements	940		310
Loans
Residential mortgages	54,918		34,909
Consumer installment and other personal	27,013		19,635
Business and government	41,681		33,366
Total loans	123,612		87,910
Loans, net of allowance for loan losses	123,612		87,910
Land, buildings, equipment, and other depreciable assets	68		36
Other assets	117		74
Total assets	179,993		152,027
Liabilities
Trading deposits	7,045		4,181
Derivatives	6,598		9,413
Securitization liabilities at fair value	2,041		2,357
Financial liabilities designated at fair value through profit or loss	1,169		805
Deposits
Personal	14,336		12,801
Business and government	31,956		26,060
Total deposits, other than trading	46,292		38,861
Obligations related to securities sold short	6,536		6,691
Obligations related to securities sold under repurchase agreements	181		78
Securitization liabilities at amortized cost	2,759		2,724
Insurance-related liabilities	918		947
Other liabilities	1,611		1,725
Total liabilities and equity	75,150		67,782
Off-balance sheet commitments
Total off-balance sheet commitments	48,049		43,139
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	47,082		41,357
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	799		549
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	168		1,233
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	25,991		23,057
Non-trading financial assets at fair value through profit or loss	1,098		2,475
Derivatives	20,175		26,319
Financial assets designated at fair value through profit or loss	1,385		1,345
Financial assets at fair value through other comprehensive income	15,858		20,091
Debt securities at amortized cost, net of allowance for credit losses	108,318		106,919
Securities purchased under reverse repurchase agreements	792
Loans
Residential mortgages	174,978		181,763
Consumer installment and other personal	83,465		88,071
Business and government	96,350		89,367
Total loans	354,793		359,201
Loans, net of allowance for loan losses	354,793		359,201
Land, buildings, equipment, and other depreciable assets	545		525
Other assets	156		57
Total assets	529,111		539,989
Liabilities
Trading deposits	5,858		4,136
Derivatives	14,051		18,116
Securitization liabilities at fair value	5,523		4,675
Financial liabilities designated at fair value through profit or loss	96		96
Deposits
Personal	18,414		13,038
Banks	4		3
Business and government	67,082		63,392
Total deposits, other than trading	85,500		76,433
Obligations related to securities sold short	16,695		15,015
Obligations related to securities sold under repurchase agreements	40
Securitization liabilities at amortized cost	4,947		5,730
Insurance-related liabilities	1,390		1,482
Other liabilities	1,868		1,136
Subordinated notes and debentures	200		200
Total liabilities and equity	136,168		127,019
Off-balance sheet commitments
Total off-balance sheet commitments	157,771		142,525
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	156,438		140,699
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,333		1,316
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			510
Later than five years [member]
Assets
Trading loans, securities, and other	23,626		23,051
Non-trading financial assets at fair value through profit or loss	1,472		2,133
Derivatives	13,400		18,590
Financial assets designated at fair value through profit or loss	1,252		1,209
Financial assets at fair value through other comprehensive income	30,424		28,721
Debt securities at amortized cost, net of allowance for credit losses	146,099		174,381
Loans
Residential mortgages	53,099		50,431
Consumer installment and other personal	31,941		30,056
Business and government	65,999		68,078
Total loans	151,039		148,565
Loans, net of allowance for loan losses	151,039		148,565
Land, buildings, equipment, and other depreciable assets	3,139		3,462
Other assets	96		72
Total assets	370,547		400,184
Liabilities
Trading deposits	1,375		1,335
Derivatives	14,439		17,330
Securitization liabilities at fair value	3,124		2,737
Deposits
Personal	44		31
Banks	1		3
Business and government	18,443		13,167
Total deposits, other than trading	18,488		13,201
Obligations related to securities sold short	12,766		13,146
Securitization liabilities at amortized cost	2,873		3,212
Insurance-related liabilities	639		645
Other liabilities	4,167		4,660
Subordinated notes and debentures	11,067		11,090
Total liabilities and equity	68,938		67,356
Off-balance sheet commitments
Total off-balance sheet commitments	5,451		5,247
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,036		4,882
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	415		365
No specific maturity [member]
Assets
Interest-bearing deposits with banks	29,295		1,099
Trading loans, securities, and other	71,400		61,389
Non-trading financial assets at fair value through profit or loss	1,368		1,249
Financial assets at fair value through other comprehensive income	3,391		3,320
Debt securities at amortized cost, net of allowance for credit losses	(2)		(1)
Loans
Consumer installment and other personal	56,064		56,908
Credit card	37,719		36,010
Business and government	25,233		33,552
Total loans	119,016		126,470
Allowance for loan losses	(6,784)		(6,432)
Loans, net of allowance for loan losses	112,232		120,038
Investment in Schwab	8,758		8,088
Goodwill	17,804		17,656
Other intangibles	2,730		2,303
Land, buildings, equipment, and other depreciable assets	5,400		5,371
Deferred tax assets	3,291		2,193
Other assets	13,265		12,068
Total assets	268,932		234,773
Liabilities
Financial liabilities designated at fair value through profit or loss	95
Deposits
Personal	511,116		591,177
Banks	11,284		15,587
Business and government	316,468		340,733
Total deposits, other than trading	838,868		947,497
Obligations related to securities sold short	805		2,930
Obligations related to securities sold under repurchase agreements	76
Insurance-related liabilities	2,721		2,593
Other liabilities	5,716		5,210
Equity	112,664		111,383
Total liabilities and equity	960,945		1,069,613
Off-balance sheet commitments
Total off-balance sheet commitments	1,486		1,468
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,413		1,461
No specific maturity [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 73		$ 7